SUPPLEMENT TO THE FIRST INVESTORS EQUITY FUNDS PROSPECTUS
                     dated January 26, 2001, relating to the
                     FIRST INVESTORS SPECIAL SITUATIONS FUND
                                   a series of
                           First Investors Series Fund




1. The description of Portfolio Manager Patricia D. Poitra under "Fund Management" on page 53 of the prospectus, is hereby deleted and replaced with the following:

            Patricia Poitra serves as Portfolio Manager of the Mid-Cap Opportunity Fund and prior to June 15, 2001, she was the Co-Portfolio Manager of the Special Situations Fund. Ms. Poitra also serves as Portfolio Manager for other First Investors Funds. She has been Director of Equities at FIMCO since October 1994.

2. The following description of Portfolio Manager Allen Klee is hereby added as the sixth paragraph under "Fund Management" on page 53 of the prospectus:

            Allen Klee serves as Portfolio Manager of the Special Situations Fund and the Life Discovery Fund. Previously, Mr. Klee was employed by Guardian Life Insurance Company of America for approximately eight years. During that time period, Mr. Klee held several positions, including Co-Portfolio Manager of Equities (1999-2001), Equity and Convertible Analyst (1998-1999) and Fixed Income Credit Analyst (1993-1998).


THIS SUPPLEMENT IS DATED OCTOBER 1, 2001, AND SUPERCEDES THE PRIOR SUPPLEMENT DATED JUNE 27, 2001.

SSEPT01

      SUPPLEMENT TO THE FIRST INVESTORS SPECIAL SITUATIONS FUND PROSPECTUS
                       dated January 26, 2001, a series of
                           First Investors Series Fund



1. The second paragraph under "Who Manages the Special Situations Fund?" on page 9 of the prospectus is hereby deleted and replaced with the following:

         Allen Klee serves as the Portfolio Manager of the Special Situations Fund. Previously, Mr. Klee was employed by Guardian Life Insurance Company of America for approximately eight years. During that time period Mr. Klee held several positions, including Co-Portfolio Manager of Equities (1999-2001), Equity and Convertible Analyst (1998-1999) and Fixed Income Credit Analyst (1993-1998).


THIS SUPPLEMENT IS DATED OCTOBER 1, 2001, AND SUPERCEDES THE PRIOR SUPPLEMENT DATED JUNE 27, 2001.

SPSEPT01